Lease Liability - Additional information (Detail)	12 Months Ended
	Dec. 31, 2024 USD ($) ft²	Dec. 31, 2023 USD ($)
Lessee, Lease, Description [Line Items]
Area of real estate | ft²	4,900
Expiry date of lease agreement	Nov. 30, 2025
Area of subleased office space | ft²	616
Sublease income | $	$ 24,436	$ 24,387
Operating Lease, Cost | $	$ 65,739	$ 64,996